6. STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
Assumptions used

We used the following assumptions for options during the year ended December 31, 2018:

Expected volatility:	462% - 509%
Expected lives:	3 years
Risk-free interest rate:	2.01% - 2.85%
Expected dividend yield:	None

We used the following assumptions for options during the year ended December 31, 2017:

Expected volatility:	485%
Expected lives:	3 Years
Risk-free interest rate:	1.98% - 2.01%
Expected dividend yield:	None

Schedule of warrants
Warrants	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2016	15,912,210	$0.76
Granted	134,000	*
Exercised	(998,079)	$0.31
Exercised (re-priced to $0.00)	(14,692,500)	$0.00
Forfeited	(221,631)	$0.00
Balance at December 31, 2017	134,000	$0.76
Granted	255,073	$0.21
Exercised	(39,000)	$0.24
Forfeited	—	$0.00
Balance at December 31, 2018	350,073	$0.18
Exercisable December 31, 2018	350,073	$0.18

__________

*Discount of 15% of CPWR closing price on OTCQB the day before the warrant is exercised.

Schedule of stock options
	Number of	Weighted Average Exercise
	Options	Price
Balance at December 31, 2016	100,000	$0.75
Granted	—	—
Exercised	(100,000)	$0.75
Forfeited	—	—
Balance at December 31, 2017	—	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Balance at December 31, 2018	—	—
Exercisable December 31, 2018	—	—